Pension Plan (Tables)	12 Months Ended
Dec. 31, 2014
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2012	2013	2014
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,458	1,897	2,098
Service cost	608	440	437
Interest cost	77	58	58
Actuarial loss(gain)	(187)	(202)	814
Benefits paid	(59)	(95)	(87)

Projected benefit obligation at end of year	1,897	2,098	3,320

Change in plan assets
Fair value of plan assets at beginning of year	1,376	1,925	2,319
Actual return on plan assets	43	43	31
Employer contributions	546	433	282
Benefits paid	(40)	(82)	(76)

Fair value of plan assets at end of year	1,925	2,319	2,556

Funded status recognized as an other asset(liabilities)	28	221	(764)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Net loss	257	460	848
Transition obligation	1	1	1

Total recognized in accumulated other comprehensive income	258	461	849

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Service cost	608	440	437
Interest cost	77	58	58
Projected return on plan assets	(43)	(47)	(51)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	—	(3)	(19)

Net periodic benefit cost	642	448	425

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2012	2013	2014
	US$	US$	US$
Recognize the decrease in net gain	336	203	388
Amortization of net gain	1	—	—

Total recognized in other comprehensive loss	337	203	388

Expected Benefit Payments	Expected benefit payments:

US$
2015	237
2016	150
2017	135
2018	253
2019	178
2020 and thereafter	972

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2012		2013		2014
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	4.00%	1.88%	5.20%	2.00%	4.10%
Rate of compensation increase	4.25%	3.00%	4.25%	2.60%	4.25%	5.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	4.00%	1.88%	5.20%	2.00%	4.10%
Expected long-term return on plan assets	1.88%	3.10%	2.00%	3.00%	2.00%	2.00%
Rate of compensation increase	4.25%	3.00%	4.25%	2.60%	4.25%	5.00%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2013 and 2014 are as follows:

	December 31
	2013	2014
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	534	730
Fixed deposit
Industrial Bank of Korea	855	875

	1,389	1,605